Schedule I - Condensed Financial Information Of Parent (Schedule Of Condensed Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents	$ 296	$ 401	$ 513	$ 291
Advances to affiliates	17	17
Income taxes receivable	574	211
Other Assets, Current	611	172
Total current assets	5,977	5,121
Equipment	59,096	54,167
Accumulated depreciation	(17,844)	(16,644)
Net property, plant, and equipment	41,252	37,523
Income taxes receivable	85	176
Other	1,036	659
TOTAL ASSETS	55,605	52,449
Short-term borrowings	1,174	492
Long-term debt, classified as current	889	400
Other	1,612	2,018
Total current liabilities	7,493	6,256
Long-term debt	12,717	12,517
Other	2,178	2,020
Total noncurrent liabilities	33,518	32,867
Common stock	9,550	8,428
Reinvested earnings	4,742	4,747
Accumulated other comprehensive income (loss)	50	(101)
Total shareholders' equity	14,342	13,074
TOTAL LIABILITIES AND EQUITY	55,605	52,449
Other Postretirement Benefit Plans Defined Benefit [Member]
Accumulated other comprehensive income (loss)	15	(77)
Other Pension Plans Defined Benefit [Member]
Accumulated other comprehensive income (loss)	42	4
Defined Benefits Plan Pension [Member]
Accumulated other comprehensive income (loss)	(7)	(28)
PG&E Corporation [Member]
Cash and cash equivalents	231	207	209	240
Advances to affiliates	30	26
Income taxes receivable	13	33
Other Assets, Current	86	0
Total current assets	360	226
Equipment	2	1
Accumulated depreciation	(1)	(1)
Net property, plant, and equipment	1	0
Investments in subsidiaries	14,711	13,387
Other investments	110	102
Income taxes receivable	5	5
Deferred income taxes	188	178
Other	0	1
Total noncurrent assets	15,015	13,673
TOTAL ASSETS	15,375	13,939
Short-term borrowings	260	120
Long-term debt, classified as current	350	0
Accounts payable - other	66	48
Other	230	221
Total current liabilities	906	289
Long-term debt	0	349
Other	127	127
Total noncurrent liabilities	127	476
Common stock	9,550	8,428
Reinvested earnings	4,742	4,747
Accumulated other comprehensive income (loss)	50	(101)
Total shareholders' equity	14,342	13,074
TOTAL LIABILITIES AND EQUITY	$ 15,375	$ 13,939